Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Condensed Consolidated Statements of Comprehensive Loss [Abstract]
LOSS FOR THE PERIOD	$ (977)	$ (1,387)	$ (1,672)	$ (1,892)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS
EXCHANGE DIFFERENCES ON TRANSLATION OF FOREIGN OPERATIONS	314	225	513	(597)
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS
EXCHANGE DIFFERENCES ON TRANSLATION TO PRESENTATION CURRENCY	(73)	411	(247)	1,125
OTHER COMPREHENSIVE GAIN (LOSS) FOR THE PERIOD	241	636	266	528
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(736)	(751)	(1,406)	(1,364)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD IS ATTRIBUTABLE TO:
The Parent Company shareholders	(742)	(744)	(1,412)	(1,344)
Non-controlling interests	6	(7)	6	(20)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	$ (736)	$ (751)	$ (1,406)	$ (1,364)